Kimberly K. Rubel Partner 312-569-1133 Direct 312-569-3133 Fax kimberly.rubel@dbr.com

Law Offices
191 N. Wacker Drive
Suite 3700
Chicago, IL
60606-1698
(312) 569-1000
(312) 569-3000 fax
www.drinkerbiddle.com
CALIFORNIA
DELAWARE
ILLINOIS
NEW JERSEY
NEW YORK
PENNSYLVANIA
WASHINGTON D.C.
WISCONSIN

Established 1849
August 10, 2009
VIA EDGAR AND HAND DELIVERY
United States Securities and
Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549
Attention: Ruairi Regan, Mail Stop 3030

Re:	Illinois Tool Works Inc.
Registration Statement on Form S-4
Filed June 15, 2009
File No. 333-159979
Ladies & Gentlemen:
     Illinois Tool Works Inc. (“ITW”) hereby submits Amendment No. 1 to the above-referenced Registration Statement on Form S-4, together with its response to the comment contained in the letter dated July 7, 2009 from Jay Mumford, Senior Attorney of the SEC staff to ITW. The full text of each of the comment is set forth below followed by ITW’s response.
1.	Please ensure that you have resolved the comments contained in our letter dated July 6, 2009 on your Form 10-K for the year ended December 31, 2008 prior to requesting acceleration on your Form S-4.
     ITW Response:
     By letter dated August 6, 2009, Jay Mumford, Senior Attorney, indicated that the staff had completed its limited review of ITW’s Annual Report on Form 10-K and had no further comments at this time.
     In connection with the response above, ITW acknowledges that:
•	ITW is responsible for the adequacy and accuracy of the disclosure in its filings;

•	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to a filing; and

United States Securities and
Exchange Commission
August 10, 2009

•	ITW may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
     In light of ITW’s need to consummate its exchange offer within the time frame set forth in its registration rights agreement, we respectfully request that if the staff has any further comments or questions regarding this response that you contact the undersigned (312-569-1133; kimberly.rubel@dbr.com) or Janet Love (847-657-4076; jlove@itw.com) as soon as possible.
Very truly yours,
/s/ Kimberly K. Rubel
Kimberly K. Rubel
Enclosure